Financial assets and liabilities at fair value - Transfers made between both assets and liabilities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments
Transfer from Level 2 to 1 of financial liabilities	kr 21,461
Transfers between level 2 and level 3		kr (2,124)
Debt securities issued
Disclosure of detailed information about financial instruments
Transfers between level 2 and level 3	1,040
Derivatives
Disclosure of detailed information about financial instruments
Transfers between level 2 and level 3	kr (30)